Introduction	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Introduction
Introduction
Corporate Information
Millicom International Cellular S.A. (the “Company” or “MIC S.A.”), a Luxembourg Société Anonyme, and its subsidiaries, joint ventures, joint operations and associates (the “Group” or “Millicom”) is a provider of cable and mobile services dedicated to emerging markets in Latin America. Millicom provides high speed broadband and innovation around The Digital Lifestyle® services through its principal brand Tigo.
The Company’s shares are traded since January 9, 2019, on the Nasdaq Stock Market in the U.S. under the ticker symbol TIGO. The Company's shares were also traded as Swedish Depositary Receipts on the Stockholm stock exchange under the symbol TIGO SDB (formerly MIC SDB), until March 17, 2025. The Company has its registered office at 148-150 Boulevard de la Pétrusse , L-2330 Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Register of Commerce under the number RCS B 40 630. As of December 31, 2025 Atlas Investissement S.A.S. (formerly known as Atlas Luxco S.à r.l) holds approximately 42.2% of Millicom voting shares (excluding treasury shares of 1,906,226), whose final beneficial owner is Xavier Niel and his family.
On March 20, 2026, the Board of Directors authorized these consolidated financial statements for issuance.
Business activities
Millicom operates its mobile businesses in Latin America (Bolivia, Colombia, Ecuador, El Salvador, Guatemala, Honduras, Nicaragua, Panama, Paraguay and Uruguay). Millicom operates various cable and fixed line businesses in Latin America (Bolivia, Colombia, Costa Rica, Ecuador, El Salvador, Guatemala, Honduras, Nicaragua, Panama and Paraguay). Millicom also provides direct to home satellite service in most of its markets. Millicom also provides Mobile Financial Services (MFS) and tower infrastructure and services.
Our reportable segments consist of Guatemala, Colombia, Panama, Honduras, Paraguay, Bolivia and Other, which includes El Salvador, Nicaragua, Costa Rica, Uruguay and Ecuador (these two latest in 2025). The Honduras joint venture performance is reviewed by the CODM in a similar manner as for the Group’s fully owned operations and is therefore also shown as a separate operating segment at 100%. However, these amounts are subsequently eliminated in order to reconcile with the Group consolidated numbers, as shown in the reconciliations included in note B.3. Segmental information.
Current macroeconomic environment
The macroeconomic environment remained stable during 2025, except for the case of Bolivia, where the application of the IAS 21 amendments, has resulted in an average foreign exchange rate of 12.83 for 2025, representing a devaluation of 46.12% year-on-year, impacting results during the period. The scarcity of U.S. dollars in the country has also been impacting inflation, which reached 20.40% for the last twelve-months period ended December 31, 2025 , up from 10.0% for the full year 2024 and 2.1% for the full year 2023.
The Group continues to monitor the developments of the aforementioned events and their potential impact on performance and accounting considerations.
Climate-related risks
As already publicly announced and discussed elsewhere in our external reporting, our goal is to raise the bar on the Group’s contribution on environmental, societal and governance matters. Although there is no single explicit standard on climate-related matters under IFRS, climate risk and other climate-related matters may impact a number of areas of accounting. Up to now, the Group has not been significantly impacted by climate change, and, currently, management has not considered the climate-related risks as part of the Group's top key risks. Nevertheless, management will continue monitoring every year the potential risks resulting from the effects of climate change in the form of natural disasters, such as extreme weather events affecting our 'Networks and infrastructure resilience'. So far, management has not identified nor considered any material impacts of climate change on assumptions used (e.g. for impairment tests, fair value measurement, etc.) and on the Group's financial reporting (e.g. provisions, fixed assets, etc.).
IFRS Consolidated Financial Statements
Basis of preparation
These financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standard Board ("IASB") and in accordance with IFRS Accounting Standards as adopted by the European Union. These financial statements have been prepared on a historical cost basis, except for certain items including derivative financial instruments (measured at fair value) and financial instruments that contain obligations to purchase own equity instruments (measured at the present value of the redemption price).
This section contains the Group’s material accounting policies that relate to the financial statements as a whole. Material accounting policies specific to one note are included within that note.
Consolidation
The consolidated financial statements of the Group comprise the financial statements of the Company and its subsidiaries as of December 31 of each year. The financial statements of the subsidiaries are prepared for the same reporting year as the Company, using consistent accounting policies. All intra-group balances, transactions, income and expenses, and profits and losses resulting from intra-group transactions are eliminated.
Foreign currency
Financial information in these financial statements are shown in the US dollar presentation currency of the Group and rounded to the nearest million (US$ million) except where otherwise indicated. The financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the functional currency). The functional currency of each subsidiary, joint venture and associate reflects the economic substance of the underlying events and circumstances of these entities. Except for El Salvador where the functional currency is US dollar, the functional currency in other countries is the local currency.
The results and financial position of all Group entities (none of which operate in an economy with a hyperinflationary environment) with functional currency other than the US dollar presentation currency are translated into the presentation currency as follows:
(i)    Assets and liabilities are translated at the closing rate on the date of the statement of financial position;
(ii)    Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
(iii)    All resulting exchange differences are recognized as a separate component of equity (currency translation reserve), in the caption “Other reserves”.
On consolidation, exchange differences arising from the translation of net investments in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are recorded in equity. When the Group disposes of or loses control or significant influence over a foreign operation, exchange differences that were recorded in equity are recognized in the consolidated statement of income as part of gain or loss on sale or loss of control and/or significant influence.
Goodwill and fair value adjustments arising on acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.
In accordance with the Amendments to IAS 21, 'The Effects of Changes in Foreign Exchange Rates', effective as of January 1, 2025, the Group evaluated the exchangeability of the Bolivia Boliviano (BOB). Based on this evaluation, the Group determined that the BOB was not exchangeable and, accordingly, applied alternative estimated exchange rates, in compliance with the requirements of the amended standard. In determining this estimate, management applied a valuation approach intended to reflect the rate at which an orderly exchange transaction would occur between market participants at the measurement date. The estimation incorporated at the implementation date internal information derived from previous and most recent USD purchases in our operation in Bolivia. During 2025, observable/publicly input such as the USDT became available and was also used in this valuation estimate.
Because the BOB is not freely exchangeable for USD, the Group is exposed to additional financial and operational risks. These include: (i) Foreign currency liquidity risk being the risk that the Group may be unable to obtain USD when required to settle obligations or repatriate funds;.(ii) Valuation risk being the risk of estimating an exchange rate that may differ from the rate ultimately realised in future transactions; (iii).Regulatory risk, related to changes in government policies or foreign exchange controls that may affect the availability of foreign currency or the mechanism for conversion and (iv) Market volatility risk, related to limited exchangeability leading to significant volatility between official, estimated and any parallel market exchange rates.
As of the date of the initial application of the amendment referred above, the estimated exchange rate was 11.32 BOB per U.S. dollar. In turn, the official reference exchange rate was 6.91 BOB per US dollar as of January 1, 2025. See also "New and amended IFRS accounting standards."
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2025 and 2024 and the average rates for the years ended December 31, 2025, 2024 and 2023.

Exchange Rates to the US Dollar	Functional Currency	2025 Year-end Rate	2024 Year-end Rate	Change %	2025 Average Rate	2024 Average Rate	Change %	2023 Average Rate
Bolivia (ii)	Boliviano (BOB)	9.60	6.91	(28.0)%	12.83	6.91	(46.1)%	6.91
Colombia	Peso (COP)	3,757	4,409	17.4%	4,053	4,083	0.7%	4,313
Costa Rica	Costa Rican Colon (CRC)	501	513	2.3%	506	519	2%	550
Ecuador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Guatemala	Quetzal (GTQ)	7.66	7.71	0.5%	7.68	7.76	1.1%	7.84
Honduras	Lempira (HNL)	26.51	25.44	(4.0)%	26.09	24.88	(4.6)%	24.66
Luxembourg	Euro (EUR)	0.85	0.97	13.4%	0.89	0.93	4.4%	0.93
Nicaragua	Cordoba (NIO)	36.62	36.62	—%	36.62	36.62	—%	36.44
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	6,576	7,831	19.1%	7,546	7,569	0.3%	7,299
Sweden	Krona (SEK)	9.21	11.07	20.2%	9.74	10.57	8.5%	10.60
United Kingdom	Pound (GBP)	0.74	0.80	7.7%	0.76	0.78	3.2%	0.80
Uruguay (iii)	Uruguayan Peso (UYU)	39.04	n/a, see Note A.1.2.		39.57	n/a, see Note A.1.2.
(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.
(ii) As from January 1, 2025 Millicom adopted the Amendments to IAS 21, as explained above.
(iii) 2025 average rate as from acquisition date (see Note A.1.2.).
New and amended IFRS accounting standards
On January 1, 2025, the group adopted the Amendments to IAS 21, 'The Effects of Changes in Foreign Exchange Rates' resulting in a negative impact of $70 million on remeasurement of monetary and non-monetary items and a negative translation into presentation currency (USD) effect of $118 million, totaling $188 million negative effect included in a single line item, titled "Adjustment on adoption of Amendment to IAS 21", in the Group's consolidated statements of changes in equity for the year ended December 31, 2025.
The following changes and amendments to standards have been adopted by the Group and did not have any significant impact on the Group’s accounting policies or disclosures and did not require retrospective adjustments:
▪Amendments to IFRS 9 and IFRS 7: Amendments to IFRS 9 are clarifications to the classification and measurement of financial instruments (such as clarifications on derecognition of financial liabilities, among others). Amendments to IFRS 7 include additional disclosures requirements (such as those for financial instruments with contingent features, among others).
▪Amendments to IFRS 9 and IFRS 7, issued on 18 December, 2024: These Amendments to IFRS 9 and IFRS 7 aim to help companies to improve their reporting of the financial effects of nature-dependent electricity contracts, commonly structured as power purchase agreements (PPAs) and apply only to contracts referencing nature-dependent electricity in which a company is exposed to variability in the underlying amount of electricity because the source of electricity generation depends on uncontrollable natural conditions (e.g. wind or solar energy). The changes to IFRS 9 clarify the application of the ‘own-use’ exemption and permit hedge accounting if these contracts are used as hedging instruments while the changes to IFRS 7 add new disclosure requirements on the company’s financial performance and cash flows.
▪Annual Improvements to IFRS Standards, affecting IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7.
The following standards and amendments are effective for annual periods starting on January 1, 2027 (IFRS 18) and their potential impact on the Group consolidated financial statements is currently being assessed by management:
▪IFRS 18, 'Presentation and Disclosure in Financial Statements': IFRS 18 will replace IAS 1. Its aim is to improve the usefulness of information presented and disclosed in financial statements, giving investors more transparent and comparable information about companies' financial performance.
Judgments and critical estimates
The preparation of IFRS financial statements requires management to use judgment in applying accounting policies. It also requires the use of certain critical accounting estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. These estimates are based on management's best knowledge of current events, actions and best estimates as of a specified date, and actual results may ultimately differ from these estimates. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in each note and are summarized below:
Judgments
Management applies judgment in accounting treatment and accounting policies in preparation of these financial statements. In particular, a significant level of judgment is applied regarding the following items:
•    Acquisitions – measurement at fair value of existing and newly identified assets, including the measurement of property, plant and equipment and intangible assets (e.g. particularly the customer lists being sensitive to significant assumptions as disclosed in note A.1.2.), liabilities, contingent liabilities and remaining goodwill; the assessment of useful lives (see notes A.1.2., E.1.1., E.1.5., E.2.1.);
•    Impairment testing – key assumptions related to future business performance, perpetual growth rates and discount rates (see notes E.1.2., E.1.6., E.2.2.);
•    Revenue recognition – whether or not the Group acts as principal or as an agent, when there is one or several performance obligations and the determination of stand-alone selling prices (see note B.1.1.);
•    Contingent liabilities – whether or not a provision should be recorded for any potential liabilities (see note G.3.);
•    Leases – In determining the lease term, including the assessment of whether the exercise of extension or termination options is reasonably certain and the corresponding impact on the selected lease term (see note E.3.);
•    Control – whether Millicom, through voting rights and potential voting rights attached to shares held, or by way of shareholders’ agreements or other factors, has the ability to direct the relevant activities of the subsidiaries it consolidates, or jointly direct the relevant activities of its joint ventures (see notes A.1., A.2.);
•    Discontinued operations and assets held for sale – definition, classification and presentation (see notes A.4., E.4.1.) as well as measurement of potential provisions related to indemnities;
•    Deferred tax assets – recognition based on likely timing and level of future taxable profits together with future tax planning strategies (see notes B.6.3.and G.3.2.);
Estimates
Estimates are based on historical experience and other factors, including reasonable expectations of future events, such as current macro-economic challenges. These factors are reviewed in preparation of the financial statements although, due to inherent uncertainties in the evaluation process, actual results may differ from original estimates. Estimates are subject to change as new information becomes available and may significantly affect future operating results. Significant estimates have been applied in respect of the following items:
•    Accounting for property, plant and equipment, and intangible assets in determining fair values at acquisition dates, particularly for assets acquired in business combinations and sale and leaseback transactions (see notes A.1.and E.2.1.);
•    Useful lives of property, plant and equipment and intangible assets (see notes E.1.1., E.2.1.);
•    Provisions, in particular provisions for asset retirement obligations, restructuring, legal and tax risks (see notes F.4. and B.4.);
•    Tax liabilities, in particular in respect of uncertainty over income tax treatments (see note F.4.);
•    Revenue recognition (see note B.1.1.);
•    Impairment testing including weighted average cost of capital ("WACC"), EBITDA margins, Capex intensity and long term growth rates (see note E.1.6.);
•    For leases, estimates in determining the incremental borrowing rate for discounting the lease payments in case interest rate implicit in the lease cannot be determined (see note E.3. );
•    Estimates for defined benefit obligations (see note B.4.2.);
•    Accounting for share-based compensation in particular estimates of forfeitures and future performance criteria (see notes B.4.1., B.4.3.).
Change in accounting estimate
Effective in 2024, we revised the estimated useful lives of our fiber optic network assets and related equipment/software. this is considered a change in accounting estimate under IAS 8.
◦Fiber Optic Network: Useful life increased from 15 years to 25 years
◦Related equipment/Software: Useful life range increased to 5-10 years (previously 5-7 years for equipment and 5 years for software)
This change is applied prospectively, meaning there is no impact on financial statements for prior periods. Fully depreciated assets remain fully depreciated; their cost will not be reset.
For the full year 2024, this change decreased depreciation expense by approximately $48 million compared to what the depreciation charge would have been using previous estimated useful lives. Estimating the impact on future years was impractical.
While the change also affects lease right-of-use assets and asset retirement obligation provisions, the impact on these areas is considered immaterial.
During 2023, the estimated useful lives of some property, plant and equipment were revised. As a result, the estimated useful lives of the Group's towers, poles and ducts were changed from 15 to 25 years, while the related civil works' useful lives were increased from 10 to 15 years. These changes were considered a change in accounting estimate per IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors" and therefore accounted for prospectively, meaning that no changes should be accounted for past periods. This also applies to assets that are fully depreciated and for which no new cost should be reset. (i.e., they remain fully depreciated).
For the full year 2023, the net effect of the changes represent a decrease in depreciation expense of approximately $27 million compared to what we expected the depreciation charge to be using previous estimated useful lives, while estimating the net effect of the changes in depreciation for future years is impractical. This change in accounting estimate also affects the lease right-of-use assets (for those being depreciated over the shorter of useful life and lease term) and on asset retirement obligation provisions. However, the impact of the change is immaterial.